SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS For the Wells Fargo Advantage Strategic Municipal Bond Fund (the "Fund")
(Wells Fargo Advantage Strategic Municipal Bond Fund)
The following is added in the sections entitled "Principal Investment Strategies" contained in both the Fund Summaries and The Funds sections:
While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be 6 years or less.
The following additional benchmark information is added to the table entitled "Average Annual Total Returns for the periods ended 12/31/2011" contained in the summary section for the Fund:
Average Annual Total Returns (Wells Fargo Advantage Strategic Municipal Bond Fund)		1 Year	5 Years	10 Years
Barclays Short-Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	6.76%	5.20%	4.60%
[1]	Effective immediately, the Fund changed its benchmark from the Barclays Municipal Bond Index to the Barclays Short-Intermediate Municipal Bond Index to better align with its duration range.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2013
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS For the Wells Fargo Advantage Strategic Municipal Bond Fund (the "Fund")
(Wells Fargo Advantage Strategic Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock	The following is added in the sections entitled "Principal Investment Strategies" contained in both the Fund Summaries and The Funds sections:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be 6 years or less.
Performance Table Narrative Supplement [Text Block]	wells_SupplementTextBlock01	The following additional benchmark information is added to the table entitled "Average Annual Total Returns for the periods ended 12/31/2011" contained in the summary section for the Fund:
(Wells Fargo Advantage Strategic Municipal Bond Fund) | Barclays Short-Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.76%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.20%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.60%	[1]
[1]	Effective immediately, the Fund changed its benchmark from the Barclays Municipal Bond Index to the Barclays Short-Intermediate Municipal Bond Index to better align with its duration range.